Direct Vessel Expenses (Tables)	12 Months Ended
Dec. 31, 2018
DIRECT VESSEL EXPENSES [Abstract]
Direct vessel expenses

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Payroll and related costs	$30,138	$41,231	$41,443
Insurances	3,831	3,534	4,149
Repairs and maintenance	6,638	7,952	12,351
Lubricants	631	736	1,046
Victualing	1,242	1,739	1,973
Travel expenses	2,013	3,343	3,608
Other expenses	4,469	4,019	4,560

Total	$48,962	$62,554	$69,130